Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 85
Within 1 year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 85